Receivables - Summary of Receivables (Detail) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of acquired receivables [abstract]
Current tax receivable	€ 615,538	€ 0
VAT receivables	423,486	382,468
Total	€ 1,039,024	€ 382,468